Segment information	9 Months Ended
Sep. 30, 2026
Segment information [Abstract]
Segment information
3. Segment information
For management purposes, Lifezone is organized into business units based on the main types of activities and has three reportable operating segments, as follows:
•Metals Extraction;
•Intellectual Property (“IP”); and
•Corporate
The Metals Extraction segment of the business comprises Lifezone’s interest in KNL, including the Kabanga Nickel Project in Tanzania. The IP segment comprises patents held and managed by Lifezone Limited, a team of highly skilled engineers, scientists, and technicians based in Lifezone’s Simulus hydromet laboratory based in Perth, a strategic partnership with Sedibelo Resources Limited ("SRL") and Industrial Development Corporation ("IDC") regarding the development of the potential Kell-Sedibelo-Lifezone Refinery, and the agreement between Lifezone and Glencore to recycle PGM in the United States.

The Chief Executive Officer ensures that the corporate strategy determined by the board is being implemented. He manages Lifezone on a day-to-day basis, monitors and reports on the operating results of the business units for the purpose of making decisions about resource allocation and performance assessment, and acts as Lifezone’s Chief Operating Decision Maker. Segment performance is evaluated based on cash flows and operating profit or loss before taxes.

Lifezone’s financing and treasury operations are centrally managed at the group level. These activities, along with other group-related functions, are reported under Corporate. Additionally, Corporate provides management services to the operating segments.

Each of these operating segments is managed separately as each requires different technological expertise, marketing approaches, and other resources. All inter-segment transfers are carried out at arm’s length, under terms comparable to transactions with third parties.

Inter-segment eliminations and transactions are identified separately, and the combined segments’ information is reconciled to the Statement of Financial Position and Statement of Comprehensive Income (Loss). Inter-segment revenues are eliminated upon consolidation and reflected in the "Inter-segment eliminations" column.
The results for the three months ended September 30, 2026, and September 30, 2025, respectively, are shown below.

For the three months ended September 30, 2026	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$

Revenue	316,544	-	1,302,197	(1,354,405)	264,336
Cost of sales	(98,825)	-	(1,216,677)	1,216,677	(98,825)
Gain (loss) on foreign exchange	99,364	(60,567)	(7,152)	-	31,645
General and administrative expenses[1]	(1,272,340)	(247,391)	(3,671,862)	52,533	(5,139,060)
Depreciation and amortization	(350,063)	(5,692)	(4,092)	-	(359,847)
Interest income	1,632,750	-	184,504	(1,629,656)	187,598
Fair value gain on embedded derivatives	-	-	322,000	-	322,000
Fair value gain on warrants	-	-	500,000	-	500,000
Fair value gain on deferred consideration	193,887	-	-	-	193,887
Interest expense	(10,672)	(41,273)	(2,720,244)	-	(2,772,189)
Income (loss) before tax	510,645	(354,923)	(5,311,326)	(1,714,851)	(6,870,455)

For the three months ended September 30, 2025	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$

Revenue	299,285	-	994,433	(1,139,678)	154,040
Cost of sales	(91,457)	-	(931,257)	931,258	(91,456)
Gain (loss) on foreign exchange	(23,004)	375,422	(19,626)	-	332,792
General and administrative expenses[1]	(1,143,889)	(348,472)	(2,744,756)	119,846	(4,117,271)
Depreciation and amortization	(348,530)	(5,692)	(26,336)	-	(380,558)
Interest income	1,414,140	89	60,865	(1,399,140)	75,954
Fair value loss on embedded derivatives	-	-	(2,895,000)	-	(2,895,000)
Fair value loss on deferred consideration	(3,690,000)	-	-	-	(3,690,000)
Interest expense	(5,025)	(29,295)	(2,721,709)	-	(2,756,029)
Loss before tax	(3,588,480)	(7,948)	(8,283,386)	(1,487,714)	(13,367,528)
The results for the nine months ended September 30, 2026, and September 30, 2025, respectively, are shown below.

For the nine months ended September 30, 2026	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$

Revenue	1,985,910	-	4,121,429	(4,175,262)	1,932,077
Cost of sales	(1,264,748)	-	(3,852,306)	3,852,306	(1,264,748)
Gain (loss) on foreign exchange	370,672	294,141	(21,881)	-	642,932
General and administrative expenses[1]	(3,521,578)	(1,473,508)	(10,277,796)	51,944	(15,220,938)
Depreciation and amortization	(1,091,056)	(17,075)	(19,117)	2,215	(1,125,033)
Interest income	4,674,577	-	425,725	(4,657,033)	443,269
Fair value gain on embedded derivatives	-	-	1,871,000	-	1,871,000
Fair value gain on warrants	-	-	1,560,000	-	1,560,000
Fair value gain on deferred consideration	5,486,804	-	-	-	5,486,804
Interest expense	(23,197)	(142,845)	(8,063,982)	-	(8,230,024)
Income (loss) before tax	6,617,384	(1,339,287)	(14,256,928)	(4,925,830)	(13,904,661)

As at September 30, 2026
Segment assets	158,872,330	197,088,078	171,001,825	(322,759,664)	204,202,569
Segment liabilities	21,863,251	135,152,269	61,513,978	(102,691,275)	115,838,223

For the nine months ended September 30, 2025	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$

Revenue	951,224	-	3,619,162	(4,090,895)	479,491
Cost of sales	(264,943)	-	(3,317,528)	3,317,529	(264,942)
Gain (loss) on foreign exchange	511,962	90,992	(26,715)	-	576,239
General and administrative expenses[1]	(3,045,256)	(1,744,972)	(7,186,471)	548,658	(11,428,041)
Depreciation and amortization	(1,017,185)	(17,075)	(44,958)	-	(1,079,218)
Interest income	3,821,592	99	450,521	(3,782,349)	489,863
Fair value gain on embedded derivatives	-	-	11,250,000	-	11,250,000
Fair value loss on deferred consideration	(3,690,000)	-	-	-	(3,690,000)
Interest expense	(16,680)	(42,743)	(7,576,449)	-	(7,635,872)
Loss before tax	(2,749,286)	(1,713,699)	(2,832,438)	(4,007,057)	(11,302,480)

As at December 31, 2025
Segment assets	144,404,325	165,038,598	153,679,239	(287,370,479)	175,751,683
Segment liabilities	26,695,036	102,843,488	58,642,182	(85,261,778)	102,918,928
All revenue from external customers is generated in Australia for the three and nine months ended September 30, 2026 and September 30, 2025.

Non-current assets	September 30, 2026	December 31, 2025
	$	$
Tanzania	175,148,592	144,521,639
Australia	2,699,073	3,075,959
Rest of the world	10,403	705,488
	177,858,068	148,303,086